REVENUE (Details - Revenue by geographic destination) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 141,018	$ 10,850
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	14,200	10,850
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Rest Of World [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 126,818	$ 0